SEGMENT AND GEOGRAPHIC INFORMATION - Sales by geographical area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Sales	$ 25,820	$ 38,467
Americas
Disclosure of geographical areas [line items]
Sales	10,023	14,769
United States
Disclosure of geographical areas [line items]
Sales	5,466	8,472
Brazil
Disclosure of geographical areas [line items]
Sales	1,824	2,580
Canada
Disclosure of geographical areas [line items]
Sales	1,207	1,595
Mexico
Disclosure of geographical areas [line items]
Sales	778	1,056
Argentina
Disclosure of geographical areas [line items]
Sales	260	465
Others Americas
Disclosure of geographical areas [line items]
Sales	488	601
Total Europe
Disclosure of geographical areas [line items]
Sales	12,577	19,492
Germany
Disclosure of geographical areas [line items]
Sales	2,008	3,254
France
Disclosure of geographical areas [line items]
Sales	1,447	2,321
Poland
Disclosure of geographical areas [line items]
Sales	1,550	2,108
Spain
Disclosure of geographical areas [line items]
Sales	1,343	2,139
Italy
Disclosure of geographical areas [line items]
Sales	1,495	2,368
Turkey
Disclosure of geographical areas [line items]
Sales	542	770
Czech Republic
Disclosure of geographical areas [line items]
Sales	371	755
United Kingdom
Disclosure of geographical areas [line items]
Sales	460	784
Belgium
Disclosure of geographical areas [line items]
Sales	693	722
Russia
Disclosure of geographical areas [line items]
Sales	377	487
Netherlands
Disclosure of geographical areas [line items]
Sales	447	591
Romania
Disclosure of geographical areas [line items]
Sales	154	408
Others Europe
Disclosure of geographical areas [line items]
Sales	1,690	2,785
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	3,220	4,206
South Africa
Disclosure of geographical areas [line items]
Sales	651	1,224
Morocco
Disclosure of geographical areas [line items]
Sales	194	296
Egypt
Disclosure of geographical areas [line items]
Sales	80	184
Rest of Africa
Disclosure of geographical areas [line items]
Sales	340	694
China
Disclosure of geographical areas [line items]
Sales	763	368
Kazakhstan
Disclosure of geographical areas [line items]
Sales	195	226
South Korea
Disclosure of geographical areas [line items]
Sales	148	195
India
Disclosure of geographical areas [line items]
Sales	53	54
Rest of Asia
Disclosure of geographical areas [line items]
Sales	$ 796	$ 965